PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,407	$ 2,562
Additions	360	747
Deductions/ Payments	(813)	(877)
Effects of foreign exchange and other movements	111	(25)
Short-term provisions	588	1,101	$ 1,064
Long-term provisions	1,477	1,306	$ 1,498
Provisions, ending balance	2,065	2,407
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	566	595
Additions	113	59
Deductions/ Payments	(76)	(61)
Effects of foreign exchange and other movements	17	(27)
Provisions, ending balance	620	566
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	522	492
Additions	3	477
Deductions/ Payments	(486)	(443)
Effects of foreign exchange and other movements	(10)	(4)
Provisions, ending balance	29	522
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	349	397
Additions	21	22
Deductions/ Payments	(3)	(41)
Effects of foreign exchange and other movements	13	(29)
Provisions, ending balance	380	349
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	152	220
Additions	8	0
Deductions/ Payments	(17)	(54)
Effects of foreign exchange and other movements	4	(14)
Provisions, ending balance	147	152
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	137	120
Additions	50	40
Deductions/ Payments	(29)	(29)
Effects of foreign exchange and other movements	4	6
Provisions, ending balance	162	137
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	23	31
Additions	8	3
Deductions/ Payments	(17)	(18)
Effects of foreign exchange and other movements	18	7
Provisions, ending balance	32	23
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	289	323
Additions	66	53
Deductions/ Payments	(62)	(103)
Effects of foreign exchange and other movements	56	16
Provisions, ending balance	349	289
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	73	79
Additions	16	9
Deductions/ Payments	(14)	(24)
Effects of foreign exchange and other movements	6	9
Provisions, ending balance	81	73
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	216	244
Additions	50	44
Deductions/ Payments	(48)	(79)
Effects of foreign exchange and other movements	50	7
Provisions, ending balance	268	216
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	28	23
Additions	6	9
Deductions/ Payments	(6)	(4)
Effects of foreign exchange and other movements	1	0
Provisions, ending balance	29	28
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	341	361
Additions	85	84
Deductions/ Payments	(117)	(124)
Effects of foreign exchange and other movements	8	20
Provisions, ending balance	$ 317	$ 341